Transactions with Affiliates and Owners (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Management Fees, Including Acquisition Fees and Sales Commissions

Management fees, including acquisition fees and sales commissions during 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Fees from affiliated Owner	$2,994	$3,542	$4,000
Fees from unaffiliated Owners	8,556	10,252	11,289
Fees from Owners	11,550	13,794	15,289
Other fees	1,870	1,816	2,119
Total management fees	$13,420	$15,610	$17,408

Due to Owners, Net	Due to owners, net at December 31, 2016 and 2015 consisted of the following:
	2016	2015
Affiliated Owner	$5,167	$1,881
Unaffiliated Owners	12,965	9,925
Total due to Owners, net	$18,132	$11,806